LETTER OF INTENT, BUSINESS ADVISORY AGREEMENTS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended
	Feb. 10, 2021	Feb. 17, 2021	Mar. 31, 2021	Feb. 08, 2021
Value of shares issued for services			$ 43,696
Business Advisory Agreement. | Information of SBC Investments Ltd.
Percentage of equity issued in an equity financing as fee	5.00%
Percentage of issued and outstanding common stock	2.50%
Business Advisory Agreement. | Series B Preferred Stock [Member] | Information of SBC Investments Ltd.
Number of shares issued for services | shares	1,500
Value of shares issued for services	$ 5,000,000
Horizon Aircraft Inc. | Information of letter of intent [Member]
Amount used to fund 60 day budget from initial advance		$ 750,000
Minimum amount to be used as first year operating budget		$ 1,500,000
Common stock issued in exchange for issued and outstanding common shares acquired | shares		5,000,000
Amount used on three month anniversary of Closing		$ 750,000
KTAP LLC. | Business Advisory Agreement.
Percentage of equity issued in an equity financing as fee	1.00%
Percentage of issued and outstanding common stock	0.50%
KTAP LLC. | Business Advisory Agreement. | Common Stock [Member]
Number of shares issued for services | shares	200,000
Kingswood Capital Markets - a division of Benchmark Investments, Inc. | Placement Agent Agreement.
Percentage of warrants to purchase common stock sold in the placement				5.00%
Percentage of price per common share equal to exercise price of warrants				110.00%
Percentage of gross proceeds raised in placement as cash fee				8.00%
Working Prototype Developed Within 12 Months Of Closing | Horizon Aircraft Inc. | Information of letter of intent [Member]
Additional common stock issued to current shareholders | shares		2,000,000
Working Prototype Developed Within 18 Months Of Closing | Horizon Aircraft Inc. | Information of letter of intent [Member]
Additional common stock issued to current shareholders | shares		1,500,000